Organization and Basis of Presentation and Consolidation (Details)	9 Months Ended	12 Months Ended
	Sep. 30, 2019 a ft² room	Dec. 31, 2018 a ft² USD ($)
Franklin Square Property
Organization And Basis Of Presentation And Consolidation [Line Items]
Retail property	134,239	134,239
Hampton Inn Property
Organization And Basis Of Presentation And Consolidation [Line Items]
Area of land | a	2.162	2.162
Number of hotel rooms	125	125
Percentage by parent	64.00%	64.00%
Ownership percentage by noncontrolling owners	36.00%	36.00%
Hanover Square Property
Organization And Basis Of Presentation And Consolidation [Line Items]
Area of building	73,440	73,440
Percentage by parent	84.00%	84.00%
Ownership percentage by noncontrolling owners	16.00%	16.00%
Ashley Plaza Property
Organization And Basis Of Presentation And Consolidation [Line Items]
Area of building	160,356
Clemson Best Western Property
Organization And Basis Of Presentation And Consolidation [Line Items]
Area of land | a	5.92
Number of hotel rooms | room	148